497(e)
                                                                      333-134307

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUSES FOR
INCENTIVE LIFE(R) '06
INCENTIVE LIFE LEGACY(R)
INCENTIVE LIFE(R) OPTIMIZER(SM)
SURVIVORSHIP INCENTIVE LIFE LEGACY(SM)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")


   A. PORTFOLIO MERGERS

   The Boards of Trustees of EQ Advisors Trust and AXA Premier VIP Trust (each, a "Trust" and collectively, the "Trusts") have approved forms of Plans of Reorganization and Termination ("Reorganization Plans"), which provide for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the respective Trust (each, a "Merger" and collectively, the "Mergers"):

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   Existing Portfolio                         Proposed Replacement Portfolio
--------------------------------------------------------------------------------
   AXA Premier VIP Trust
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  Multimanager Health Care                   Multimanager Aggressive Equity
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   EQ Advisors Trust
--------------------------------------------------------------------------------
  EQ/Ariel Appreciation II                   EQ/Mid Cap Value PLUS
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  EQ/AXA Rosenberg Value Long/Short Equity   EQ/PIMCO Ultra Short Bond
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  EQ/Caywood-Scholl High Yield Bond          EQ/Quality Bond PLUS
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  EQ/Long Term Bond                          EQ/Core Bond Index
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  EQ/Lord Abbett Mid Cap Value               EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/Short Duration Bond                     EQ/PIMCO Ultra Short Bond
--------------------------------------------------------------------------------
  EQ/Van Kampen Real Estate                  EQ/Mid Cap Value PLUS
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  The Reorganization Plans are subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the EQ/Ariel Appreciation II, EQ/AXA Rosenberg Value Long/Short Equity, EQ/Caywood-Scholl High Yield Bond, EQ/Long Term Bond, EQ/Lord Abbett Mid Cap Value, EQ/Short Duration Bond and EQ/Van Kampen Real Estate Portfolios are scheduled to be held on or about August 26, 2009. Also, a special shareholder meeting of the Multimanager Health Care Portfolios is scheduled to be held on or about September 10, 2009. It is anticipated that, subject to shareholder approval, the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about August 26, 2009 will be on or about
  September 4, 2009, and the effective date of the Merger of the Portfolio holding its special shareholder meeting on or about September 10, 2009 will be on or about September 18, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective dates of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation


EVM-433 (7/09)

                                                       Catalog No.142521 (7/09)
IL '06, IL Legacy, IL Optimizer, SIL Legacy NB/IF (SAR)                 x02734
   election to the corresponding surviving option. Upon the effective dates of the Reorganization Plans, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.


   B. PORTFOLIO NAME AND SUBADVISER CHANGE

   Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.


2. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.


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                  Portfolio operating expenses expressed as an
                      annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio                          Lowest            Highest
Operating Expenses for 2008                     ------            -------
(expenses that are deducted                     0.64%             1.47%
from Portfolio assets
including management fees,
12b-1 fees, service fees
and/or other expenses)
--------------------------------------------------------------------------------

3. PORTFOLIOS OF THE TRUSTS

   The following information is added under "Portfolios of the Trusts" in "About the Portfolios of the Trusts" in the Prospectus, relating to the

Proposed Replacement Portfolios. See the Prospectus for more information.

------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                           Investment Manager (or Sub-Adviser(s), as
Portfolio Name            Share Class    Objective                          applicable)
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS     IB             Seeks to achieve long-term growth   o AXA Equitable
                                         of capital.
                                                                             o BlackRock Capital Management, Inc.

                                                                             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------

    Incentive Life(R) '06 and Incentive Life Legacy(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA Equitable). Incentive Life(R) Optimizer(SM) and Survivorship Incentive Life
                        Legacy(SM) are issued by and are
 service marks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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